Statements of Shareholders' Equity - USD ($)	Common Stock	Additional Paid In Capital.	Accumulated Deficit	Accumulated Undistributed Net Investment Loss	Accumulated Undistributed Net Realized Gain on Investments Transactions	Net Unrealized Appreciation in value of Investments	Total
Balance as of beginning at Dec. 31, 2019	$ 11,067	$ 10,774,653	$ (1,159,665)	$ (2,397,865)	$ 3,075,816	$ (235,473)	$ 10,068,533
Balance as of beginning (in shares) at Dec. 31, 2019	11,067,402
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation (in shares)	100,000
Stock based compensation	$ 100	60,900					61,000
Dividend Declared					(539,296)		(539,296)
Repurchase of shares	$ (381)	(162,539)					(162,920)
Repurchase of shares (in shares)	(381,489)
Undistributed net investment gain				273,446			273,446
Undistributed net realized gain on investment transactions					5,330		5,330
Appreciation (Depreciation) in value of investments						1,934,794	1,934,794
Balance as of ending at Dec. 31, 2020	$ 10,786	10,673,014	(1,159,665)	(2,124,419)	2,541,850	1,699,321	$ 11,640,887
Balance as of ending (in shares) at Dec. 31, 2020	10,785,913						10,785,913
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend Declared					(1,079,041)		$ (1,079,041)
Common shares issued in consideration for expense payment	$ 4	21,149					$ 21,153
Common shares issued in consideration for expense payment (in shares)	4,500
Number of shares issued during the period							4,500
Undistributed net investment gain				246,752			$ 246,752
Undistributed net realized gain on investment transactions					4,118,001		4,118,001
Appreciation (Depreciation) in value of investments						(1,533,703)	(1,533,703)
Balance as of ending at Dec. 31, 2021	$ 10,790	$ 10,694,163	$ (1,159,665)	$ (1,877,667)	$ 5,580,810	$ 165,618	$ 13,414,049
Balance as of ending (in shares) at Dec. 31, 2021	10,790,413						10,790,413